Post-retirement benefits - Summary of amount recognised in balance sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	$ (2,499)	$ (2,542)	$ (2,530)
Deficits	(3,370)	(3,167)
Surpluses	871	625
Net deficits on pension plans	(1,501)	(1,616)
Unfunded [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	(998)	(926)
Pension benefits [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(1,501)	(1,616)
Deficits	(2,372)
Surpluses	871
Net deficits on pension plans	(1,501)
Other Benefits [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(998)	(926)
Deficits	(998)
Other Benefits [member] | Unfunded [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	(998)
Plan assets [Member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	15,257	13,749	13,642
Plan assets [Member] | Pension benefits [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	15,257	13,749
Present value of defined benefit obligation [Member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(17,645)	(16,228)	(16,123)
Present value of defined benefit obligation [Member] | Funded [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(16,199)	(14,504)
Present value of defined benefit obligation [Member] | Unfunded [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(1,446)	(1,724)
Present value of defined benefit obligation [Member] | Pension benefits [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(16,647)	(15,302)
Present value of defined benefit obligation [Member] | Pension benefits [member] | Funded [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(16,199)
Present value of defined benefit obligation [Member] | Pension benefits [member] | Unfunded [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(448)
Present value of defined benefit obligation [Member] | Other Benefits [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(998)	(926)
Present value of defined benefit obligation [Member] | Other Benefits [member] | Unfunded [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(998)
Effect of asset ceiling [Member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(111)	(63)	$ (49)
Effect of asset ceiling [Member] | Pension benefits [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	$ (111)	$ (63)